14 Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Property, plant and equipment
Note	14 | Property, plant and equipment

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.19
Cost	3,256	29,997	85,400	36,386	5,445	30,770	331	191,585
Accumulated depreciation	(623)	(9,341)	(28,087)	(12,193)	(3,447)	-	-	(53,691)
Net amount	2,633	20,656	57,313	24,193	1,998	30,770	331	137,894

Additions	42	1,271	144	293	725	8,511	87	11,073
Disposals	-	(2)	(52)	(97)	-	-	-	(151)
Transfers	347	4,187	4,148	2,550	101	(11,238)	(95)	-
Depreciation for the year	(93)	(1,192)	(3,021)	(1,542)	(658)	-	-	(6,506)
Impairment	-	(3,982)	(9,355)	(4,059)	-	-	-	(17,396)
Net amount 12.31.20	2,929	20,938	49,177	21,338	2,166	28,043	323	124,914

At 12.31.20
Cost	3,644	31,469	80,175	35,036	6,271	28,043	323	184,961
Accumulated depreciation	(715)	(10,531)	(30,998)	(13,698)	(4,105)	-	-	(60,047)
Net amount	2,929	20,938	49,177	21,338	2,166	28,043	323	124,914

•	During the year ended December 31, 2020, the Company capitalized as direct own costs $ 1,846 million.
•	Includes $ 1,453.2 million in additions, related to a 500/220 Kw - 800 MVA transformer bank in General Rodriguez transformer station (section 8, item 8.2 of the agreement entered into by the Company, the BICE bank and CAMMESA on April 24, 2014); with a contra-account in Deferred revenue.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total
At 12.31.18
Cost	3,034	28,822	79,671	32,967	5,561	28,070	409	178,534
Accumulated depreciation	(510)	(8,319)	(25,479)	(10,804)	(2,648)	-	-	(47,760)
Net amount	2,524	20,503	54,192	22,163	2,913	28,070	409	130,774

Additions	49	10	213	393	1,410	11,293	133	13,501
Disposals	-	-	(10)	(72)	(4)	-	-	(86)
Transfers	172	1,165	5,866	3,127	(1,526)	(8,593)	(211)	-
Depreciation for the year	(112)	(1,022)	(2,948)	(1,418)	(795)	-	-	(6,295)
Net amount 12.31.19	2,633	20,656	57,313	24,193	1,998	30,770	331	137,894

At 12.31.19
Cost	3,256	29,997	85,400	36,386	5,445	30,770	331	191,585
Accumulated depreciation	(623)	(9,341)	(28,087)	(12,193)	(3,447)	-	-	(53,691)
Net amount	2,633	20,656	57,313	24,193	1,998	30,770	331	137,894

•	During the year ended December 31, 2019, the Company capitalized as direct own costs $ 1,533.5 million.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment, communications and advances to suppliers	Construction in process	Supplies and spare parts	Total

At 12.31.17
Cost	2,881	28,198	76,254	31,496	5,247	18,248	190	162,514
Accumulated depreciation	(430)	(7,476)	(23,548)	(9,710)	(1,910)	-	-	(43,074)
Net amount	2,451	20,722	52,706	21,786	3,337	18,248	190	119,440

Additions	39	238	797	108	1,081	15,362	272	17,897
Disposals	-	(5)	(198)	(75)	(923)	-	-	(1,201)
Transfers	187	393	3,339	1,487	187	(5,540)	(53)	-
Depreciation for the year	(153)	(845)	(2,452)	(1,143)	(769)	-	-	(5,362)
Net amount 12.31.18	2,524	20,503	54,192	22,163	2,913	28,070	409	130,774

At 12.31.18
Cost	3,034	28,822	79,671	32,967	5,561	28,070	409	178,534
Accumulated depreciation	(510)	(8,319)	(25,479)	(10,804)	(2,648)	-	-	(47,760)
Net amount	2,524	20,503	54,192	22,163	2,913	28,070	409	130,774

•	During the year ended December 31, 2018, the Company capitalized as direct own costs $ 2,137.9 million.